Subsequent Events (Details) - USD ($)							1 Months Ended		3 Months Ended		12 Months Ended
	May 14, 2025	May 08, 2025	May 07, 2025	Apr. 04, 2025	Feb. 20, 2025	Jan. 13, 2025	Feb. 20, 2025	Jan. 31, 2025	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 08, 2025	Aug. 30, 2024	Aug. 09, 2024
Subsequent Events [Line Items]
Interest amount									$ 1,136,606		$ 3,459,439	$ 561,095
Convertible preferred stock (in Shares)								18,500			1,850,000			18,500
Convertible preferred stock per value (in Dollars per share)									$ 10		$ 10
Unrestricted shares issued (in Shares)									725,000
ODCs unrestricted shares issued value									$ 500,000
ECDs unrestricted capital stock									500,000		$ 500,000
ECD's unrestricted shares issued value									$ 125,000		$ 125,000
Principal amount															$ 1,724,100
Interest rate		24.99%
Common stock, par value (in Dollars per share)									$ 0.0001		$ 0.0001	$ 0.0001
Forecast [Member]
Subsequent Events [Line Items]
Principal amount													$ 1,724,100
Business Loan and Security Agreement [Member]
Subsequent Events [Line Items]
Term loan, principal amount					$ 1,575,000
Interest amount										$ 0
New Loan Agreement [Member]
Subsequent Events [Line Items]
Loan repayment, aggregate of principal and interest				$ 35,693
Administrative expense fee on loan				40,000
Lender's legal fee				35,000
Repayment of discounted loan				1,749,300
Interest accrued on loan				638,505
New Loan Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Term loan, principal amount				1,824,300
Interest accrued on loan				638,505
Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible preferred stock value	$ 1,284,881
ECDs unrestricted capital stock			$ 500,000
ECD's unrestricted shares issued value			$ 125,000
Principal amount		$ 12,000											$ 1,724,100
Shares of Common Stock (in Shares)						500,000
Subsequent Event [Member] | Loan Agreement [Member]
Subsequent Events [Line Items]
Term loan, principal amount				1,824,300
Loan repayment, aggregate of principal and interest				35,693
Interest amount				638,505
Administrative expense fee on loan				40,000
Lender's legal fee				35,000
Repayment of discounted loan									$ 1,749,300
Principal amount		150,000
Aggregate principal amount		300,000
Administrative agent fee		$ 6,000
Subsequent Event [Member] | New Loan Agreement [Member]
Subsequent Events [Line Items]
Term loan, principal amount				1,824,300
Loan repayment, aggregate of principal and interest				35,693
Administrative expense fee on loan				40,000
Lender's legal fee				35,000
Repayment of discounted loan				1,749,300
Interest accrued on loan				638,505
Subsequent Event [Member] | New Loan Agreement [Member] | Forecast [Member]
Subsequent Events [Line Items]
Term loan, principal amount				1,824,300
Loan repayment, aggregate of principal and interest				35,693
Administrative expense fee on loan				40,000
Lender's legal fee				35,000
Repayment of discounted loan				$ 1,749,300
Subsequent Event [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member]
Subsequent Events [Line Items]
common stock reversed (in Shares)								1,850,000
Subsequent Event [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member] | Business Loan and Security Agreement [Member]
Subsequent Events [Line Items]
Principal amount					1,575,000		$ 1,575,000
Subsequent Event [Member] | Business Loan and Security Agreement [Member]
Subsequent Events [Line Items]
Loan repayment, aggregate of principal and interest							74,550
Accrue interest					$ 661,500		661,500
Administrative agent fee							$ 75,000
Subsequent Event [Member] | ODC Amendment [Member]
Subsequent Events [Line Items]
Unrestricted shares issued (in Shares)			725,000
ODCs unrestricted shares issued value			$ 500,000
ECDs unrestricted capital stock			217,500
ECD's unrestricted shares issued value			$ 217,500
Subsequent Event [Member] | Beneficial Owner [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member]
Subsequent Events [Line Items]
Shares percentage								4.99%
Series B Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible preferred stock (in Shares)	1
Series A Convertible Preferred Stock [Member]
Subsequent Events [Line Items]
Convertible preferred stock (in Shares)											6,500
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible preferred stock per value (in Dollars per share)	$ 0.0001
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member]
Subsequent Events [Line Items]
Preferred stock (in Shares)								18,500
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | Beneficial Owner [Member] | Reversal of Series A Convertible Preferred Stock Conversion [Member]
Subsequent Events [Line Items]
Shares percentage								4.99%
Series B-1 Convertible Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Convertible preferred stock per value (in Dollars per share)	$ 0.0001
Series B Preferred Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Preferred stock (in Shares)	4,000
Common Stock [Member]
Subsequent Events [Line Items]
Common stock, par value (in Dollars per share)											$ 0.0001
Common Stock [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
common stock reversed (in Shares)							236,000
Common Stock [Member] | Subsequent Event [Member] | Common Share Warrant [Member]
Subsequent Events [Line Items]
Common stock shares (in Shares)						398,364
Common stock, par value (in Dollars per share)						$ 11.5